Lease Liability (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Remaining lease payments	$ 248	$ 0
Under 1 Year
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Remaining lease payments	55
Between 1 - 2 Years
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Remaining lease payments	70
Between 3 - 5 Years
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Remaining lease payments	$ 123